TCW/DW INCOME AND GROWTH FUND   Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS July 31, 1997

DEAR SHAREHOLDER:

The first half of 1997 was a spectacular period for the stock market. The best performance was generated by large-capitalization stocks, although mid-sized and smaller issues also did well. With interest rates rising slightly, the returns on high-grade and high-yield bonds were well below those of stocks, but in positive territory. This backdrop was generally positive for convertibles with most convertible indexes generating returns of nine to ten percent.

PERFORMANCE

As of July 28, 1997, TCW/DW Income and Growth Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Most fund shares held prior to July 28 were designated Class C shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the six-month period ended July 31, 1997, the Fund's Class C shares registered a total return of 8.72 percent. Over the same period, the Standard & Poor's 500 Composite Stock Price Index produced a total return of 22.50 percent, while the Lehman Brothers Government/ Corporate Bond Index and the Lipper Analytical Services, Inc. Flexible Income Funds Average returned 5.76 percent and 4.95 percent, respectively.

CONVERTIBLE SECURITIES

During the first half of 1997, the convertible portion of the Fund benefited from its overweighting in the health care, technology, hotel and specialty insurance sectors. In the health care industry, the Fund's holdings in Sandoz Capital BVI, Ltd., Sepracor Inc., Tenet Healthcare Corp., Vencor and Aetna Inc. were strong performers. In the hotel industry, our holdings in Host Marriott Financial Trust and Marriott International Inc. added incremental value. The technology area added significant performance as holdings in Motorola Inc., SCI Systems Inc.,

TCW/DW INCOME AND GROWTH FUND

Quantum Corp., and Xilinx Inc. performed well. Finally, in specialty insurance, the Fund's holdings in American Bankers Insurance Group Inc. (Series B), Penncorp Financial Group Inc. and Financial Security Assurance were profitable. On the negative side, holdings in the retail sector underperformed, as consumer spending weakened in the second quarter and the Fund's holdings in the pollution control industry, particularly Thermo Electron Corp. and U.S. Filter Corp., underperformed.

The new-issue market for convertibles remained robust during the first half of the year despite a stock market correction in March and April. In total, 66 issues with a net value of $11.7 billion came to market. Generally, these securities were issued by speculative-grade companies. The terms on new issues ranged from cheap to overvalued, making selectivity the key. As the year progressed and the stock market appreciated, demand for convertibles was strong and terms became less favorable. Specifically, this was reflected in slightly lower coupons/dividends and higher conversion premiums.

During the last several years new types of convertible structures have proliferated. One interesting new structure, called CrEDITS, combines a letter of credit from a U.S. financial institution with a convertible issued by a foreign company. The letter of credit guarantees the principal, interest and the premium redemption of the bonds, which have a maturity of five years. In essence, these securities allow participation in emerging markets equities without the attendant credit risk and with a minimum rate of return that has ranged from 5 to 155 basis points below the yield of the five-year U.S. Treasury. Given the fact that these securities offer attractive potential returns with a relatively low level of risk, the Fund has participated in several CrEDITS issues.

HIGH-YIELD BONDS

The high-yield bond market produced solid returns during the first half of 1997 primarily on the strength of robust economic activity and falling interest rates. The high-yield market's favorable technical conditions can be attributed to the $9.3 billion in mutual fund cash inflows, as well as increased allocations to high-yield securities from pension funds and insurance companies. The strong liquidity positions of high yield bond buyers, coupled with a very favorable interest rate climate laid the groundwork for a frenetic pace of new-issue activity. Year-to-date, primary issuance has totaled more than $57.6 billion, a 38 percent increase over the comparable period last year.

The yield on the average cash-paying high-yield bond fell to 8.97 percent as of June 30, representing a 248 basis point spread over comparable U.S. Treasury securities. This risk premium was 24 basis points tighter than at the end of the first quarter and 54 basis points narrower than at the beginning of the year. While a robust equity market and a strong economy have both contributed to the high-yield market's solvency, we believe that the immense liquidity in the U.S. financial system is the principal reason for the recent low level of defaults.

TCW/DW INCOME AND GROWTH FUND

LOOKING AHEAD

The U.S. economy slowed significantly during the second quarter. The Fund's adviser, TCW Funds Management, Inc. (TCW), expects real gross domestic product
(GDP) growth in the 1.5 to 2 percent range down from 5.9 percent in the first quarter. This slowing was the result primarily of sluggish consumer spending, which was reflected in the disappointing sales figures of apparel and consumer durables such as automobiles. While consumer spending has taken a pause, TCW expects that spending will accelerate as the year progresses. Employment and income gains remain solid and consumer sentiment reached its highest level in 28 years in June. In addition, the housing market remains resilient and the outlook for exports is improving. Therefore, TCW's expectation is that growth in real GDP will increase during the second half of the year.

The stock market has appreciated to a level that has far surpassed most forecasts made at the beginning of the year. The combination of a strong bond market, lower inflation, a Fed on hold and strong corporate profits have all fueled a tremendous surge in equity prices. According to TCW this has left many stocks, particularly those of the new "Nifty Fifty," at seemingly extended valuations. Are valuations too high? Perhaps. However, in TCW's view, if the current environment continues, stocks could move higher. While the question of when the market may begin to correct is anyone's guess, TCW believes that current valuations leave little room for disappointment. Therefore, if the market continues to appreciate as second quarter earnings are reported, TCW would most likely use such an opportunity to reduce positions in convertible securities that have appreciated significantly and reinvest the proceeds in convertibles with greater defensive characteristics.

We appreciate your ongoing support of TCW/DW Income and Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             CONVERTIBLE BONDS (42.8%)
             Advertising (1.3%)
 $   620     Omicom Group, Inc......................     4.25%     01/03/07     $   788,423
                                                                                -----------

             Aerospace (1.5%)
     345     Hexcel Corp............................     7.00      08/01/03         601,852
     210     Titan Corp.............................     8.25      11/01/03         343,499
                                                                                -----------
                                                                                    945,351
                                                                                -----------

             Auto Parts (0.8%)
     430     Tower Automotive Inc. - 144A*..........     5.00      08/01/04         467,625
                                                                                -----------

             Biotechnology (0.8%)
     330     Sepracor Inc. - 144A*..................     7.00      12/01/02         469,837
                                                                                -----------

             Business Services (1.2%)
     360     Personnel Group of America - 144A*.....     5.75      07/01/04         417,600
     385     U.S. Office Products Co................     5.50      05/15/03         350,350
                                                                                -----------
                                                                                    767,950
                                                                                -----------

             Cable & Telecommunications (0.5%)
     420     Tele-Communications International,
             Inc....................................     4.50      02/15/06         342,300
                                                                                -----------

             Commercial Services (1.8%)
   1,075     CUC International, Inc. - 144A*........     3.00      02/15/02       1,111,958
                                                                                -----------

             Computer Equipment (0.6%)
     320     GVC Corp., Ltd. - 144A*................     0.00      05/21/02         347,200
                                                                                -----------

             Electronics - Semiconductors/Components (2.9%)
     240     Analog Devices.........................     3.50      12/01/00         385,843
     385     Micron Technology......................     7.00      07/01/04         407,053
     910     Xilinx Inc. - 144A*....................     5.25      11/01/02       1,025,525
                                                                                -----------
                                                                                  1,818,421
                                                                                -----------

             Entertainment (0.4%)
     250     California Hotel Finance Corp..........    11.00      12/01/02         263,438
                                                                                -----------

             Financial Services (2.4%)
     300     Berkshire Hathaway.....................     1.00      12/02/01         342,375
     320     Morgan Stanley Group, Inc. (1)+........     0.00      09/30/00         419,274
     325     Morgan Stanley Group, Inc. (2)+........     2.00      03/29/02         368,469
     355     Southern Pacific Funding...............     6.75      10/15/06         357,219
                                                                                -----------
                                                                                  1,487,337
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             Healthcare (1.8%)
 $    50     Phymatrix Corp.........................     6.75%     06/15/03     $    43,594
     380     Phymatrix Corp. - 144A*................     6.75      06/15/03         331,314
     310     Sunrise Assisted Living - 144A*........     5.50      06/15/02         363,475
     325     Tenet Healthcare Corp..................     6.00      12/01/05         393,143
                                                                                -----------
                                                                                  1,131,526
                                                                                -----------

             Healthcare Services (0.6%)
     345     Quintiles Transportational
             Corp. - 144A*..........................     4.25      05/31/00         391,378
                                                                                -----------

             Hotels (2.7%)
   1,105     HFS, Inc...............................     4.75      03/01/03       1,251,755
     410     Signature Resorts......................     5.75      01/15/07         436,650
                                                                                -----------
                                                                                  1,688,405
                                                                                -----------

             Medical Services (1.3%)
     400     Occusystems, Inc. - 144A*..............     6.00      12/15/01         466,412
     320     Sterling House Corp....................     6.75      06/30/06         353,501
                                                                                -----------
                                                                                    819,913
                                                                                -----------

             Oil & Gas Products (0.5%)
     240     Apache Corp. - 144A*...................     6.00      01/15/02         295,800
                                                                                -----------

             Oil Services (1.2%)
     840     Baker Hughes, Inc......................     0.00      05/05/08         724,987
                                                                                -----------

             Pharmaceuticals (1.6%)
     680     Sandoz Capital BVI, Ltd. - 144A*
              (Switzerland).........................     2.00      10/06/02       1,016,600
                                                                                -----------

             Pollution Control (3.8%)
   1,100     Thermo Electron Corp. - 144A*..........     4.25      01/01/03       1,208,350
   1,135     U.S. Filter Corp.......................     4.50      12/15/01       1,161,343
                                                                                -----------
                                                                                  2,369,693
                                                                                -----------

             Real Estate Investment Trust (1.4%)
     315     Capstone Capital Corp..................     6.55      03/14/02         304,630
     255     LTC Properties, Inc....................     8.50      01/01/01         314,349
     245     LTC Properties, Inc....................     8.25      07/01/01         266,854
                                                                                -----------
                                                                                    885,833
                                                                                -----------

             Restaurants (1.3%)
     270     Einstein/Noah Bagel Corp...............     7.25      06/01/04         251,775
     615     Einstein/Noah Bagel Corp. - 144A*......     7.25      06/01/04         572,141
                                                                                -----------
                                                                                    823,916
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             Retail (4.2%)
 $   405     Charming Shoppes, Inc..................     7.50%     07/15/06     $   428,186
     660     Home Depot, Inc........................     3.25      10/01/01         784,872
     355     Nine West Group, Inc. - 144A*..........     5.50      07/15/03         335,198
     845     Staples, Inc. - 144A*..................     4.50      10/01/00       1,064,083
                                                                                -----------
                                                                                  2,612,339
                                                                                -----------

             Technology (2.8%)
      50     Adaptec, Inc...........................     4.75      02/01/04          54,375
     330     Adaptec, Inc. - 144A*..................     4.75      02/01/04         358,050
     865     Safeguard Scientifics, Inc. - 144A*....     6.00      02/01/06         915,006
     385     Wind River Systems, Inc. - 144A*.......     5.00      07/31/02         431,200
                                                                                -----------
                                                                                  1,758,631
                                                                                -----------

             Telecommunications (3.4%)
   1,700     Motorola, Inc..........................     0.00      09/27/13       1,591,302
     480     Premiere Technologies - 144A*..........     5.75      07/01/04         507,302
                                                                                -----------
                                                                                  2,098,604
                                                                                -----------

             Transportation (0.4%)
     250     Blue Bird Body Co. (Series B)..........    10.75      11/15/06         265,625
                                                                                -----------

             Waste Management (1.6%)
     890     USA Waste Services, Inc................     4.00      02/01/02       1,001,731
                                                                                -----------

             TOTAL CONVERTIBLE BONDS
             (Identified Cost $23,861,097).................................      26,694,821
                                                                                -----------

             CORPORATE BONDS (35.7%)
             Banks (1.0%)
     175     First Nationwide Escrow................    10.625     10/01/03         194,250
     375     First Nationwide Escrow - 144A*........    12.25      05/15/01         417,656
                                                                                -----------
                                                                                    611,906
                                                                                -----------

             Building & Construction (0.4%)
     250     Johns Manville International Group.....    10.875     12/15/04         279,375
                                                                                -----------

             Building Materials (0.8%)
     500     K Hovnanian Enterprises................    11.25      04/15/02         521,250
                                                                                -----------

             Business Services (1.3%)
     531     American Pad & Paper Co................    13.00      11/15/05         626,580
      75     Big Flower Press, Inc..................     8.875     07/01/07          74,437
     135     Jorgensen (Earle M.) Co................    10.75      03/01/00         137,025
                                                                                -----------
                                                                                    838,042
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             Business Services - Distributors (1.1%)
 $   250     Data Documents, Inc....................    13.50%     07/15/02     $   280,000
     350     Iron Mountain, Inc.....................    10.125     10/01/06         381,500
                                                                                -----------
                                                                                    661,500
                                                                                -----------

             Chemicals (0.7%)
     375     NL Industries, Inc.....................    11.75      10/15/03         412,969
                                                                                -----------

             Consumer - Non-Cyclical (0.9%)
     100     E&S Holdings Corp. (Series B)..........    10.375     10/01/06         103,625
     400     International Home Foods,
             Inc. - 144A*...........................    10.375     11/01/06         425,000
                                                                                -----------
                                                                                    528,625
                                                                                -----------

             Containers (0.8%)
     275     Plastic Containers, Inc. - 144A*.......    10.00      12/15/06         288,750
     225     U.S. Can Corp. - 144A*.................    10.125     10/15/06         237,375
                                                                                -----------
                                                                                    526,125
                                                                                -----------

             Energy (1.2%)
     250     Chesapeake Energy Corp.................    12.00      03/01/01         274,395
      75     Transamerican Energy...................     0.00      06/15/02          58,500
     325     Transamerican Energy - 144A*...........    11.50      06/15/02         325,406
     100     Trico Marine Services - 144A*..........     8.50      08/01/05         100,625
                                                                                -----------
                                                                                    758,926
                                                                                -----------

             Entertainment/Gaming (1.7%)
     595     Fitzgeralds Gaming Corp. (Units)++.....    13.00      12/31/02         565,250
     500     Showboat, Inc..........................     9.25      05/01/08         517,500
                                                                                -----------
                                                                                  1,082,750
                                                                                -----------

             Finance - Leasing (0.9%)
     190     Williams Scotsman, Inc. - 144A*........     9.875     06/01/07         193,325
     365     Xerox Credit Corp......................     2.875     07/01/02         377,574
                                                                                -----------
                                                                                    570,899
                                                                                -----------

             Financial - Miscellaneous (0.5%)
     250     Cityscape Financial Corp. (Series B)...    12.75      06/01/04         237,500
      75     North Atlantic Trading - 144A*.........    11.00      06/15/04          78,000
                                                                                -----------
                                                                                    315,500
                                                                                -----------

             Financial Services (0.7%)
     400     American Annuity Group, Inc............    11.125     02/01/03         421,032
                                                                                -----------

             Foods (0.5%)
     290     American Rice, Inc.....................    13.00      07/31/02         303,050
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             Forest Products, Paper & Packing (0.2%)
 $   125     SD Warren Co. (Series B)...............    12.00%     12/15/04     $   140,625
                                                                                -----------

             Healthcare (0.9%)
     500     Dade International, Inc. (Series B)....    11.125     05/01/06         565,000
                                                                                -----------

             Healthcare Services (0.4%)
     210     Integrated Health Services - 144A*.....     9.50      09/15/07         221,550
                                                                                -----------

             Home Building (0.6%)
     350     U.S. Home Corp.........................     9.75      06/15/03         367,500
                                                                                -----------

             Industrials (2.0%)
     275     American Media Operations, Inc.........    11.625     11/15/04         302,500
     250     Hayes Wheels International, Inc........    11.00      07/15/06         278,437
      50     Hayes Wheels International, Inc........     9.125     07/15/07          51,062
     100     International Wire Group - 144A*.......    11.75      06/01/05         109,500
     210     Oregon Steel Mills, Inc................    11.00      06/15/03         228,900
     250     Pierce Leahy Corp......................    11.125     07/15/06         277,500
                                                                                -----------
                                                                                  1,247,899
                                                                                -----------

             Manufacturing (5.4%)
     335     Communications & Power Industries, Inc.
              (Series B)............................    12.00      08/01/05         374,363
      50     Foamex L.P.............................     9.875     06/15/07          51,000
     500     Jordan Telecom Products - 144A*........     9.875     08/01/07         500,000
     250     Mettler Toledo, Inc....................     9.75      10/01/06         265,000
     575     Newflo Corp............................    13.25      11/15/02         615,250
     500     Sweetheart Cup, Inc....................    10.50      09/01/03         506,875
     750     Talley Manufacturing & Technology,
             Inc....................................    10.75      10/15/03         787,500
     225     Telex Communications, Inc. - 144A*.....    10.50      05/01/07         236,250
                                                                                -----------
                                                                                  3,336,238
                                                                                -----------

             Media Group (3.1%)
     125     Ackerly Communications, Inc. (Series
             B).....................................    10.75      10/01/03         133,750
     500     Adams Outdoor Advertising L.P..........    10.75      03/15/06         547,500
     545     Garden State Newspapers, Inc...........    12.00      07/01/04         610,400
     575     Heritage Media Services, Inc...........    11.00      06/15/02         600,875
      25     Outdoor Systems, Inc. - 144A*..........     8.875     06/15/07          25,750
                                                                                -----------
                                                                                  1,918,275
                                                                                -----------

             Multi-Industry (0.8%)
     500     Valcor, Inc............................     9.625     11/01/03         509,375
                                                                                -----------

             Oil - Exploration & Production (0.6%)
     375     Magnum Hunter Resources - 144A*........    10.00      06/01/07         382,500
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             Paper & Forest Products (1.3%)
 $   435     Malette, Inc. (Canada).................    12.25%     07/15/04     $   493,725
     300     Stone Container Corp...................    10.75      10/01/02         320,250
                                                                                -----------
                                                                                    813,975
                                                                                -----------

             Real Estate Investment Trust (0.6%)
     305     Trizec Finance Ltd. (Canada)...........    10.875     10/15/05         349,988
                                                                                -----------

             Retail (2.4%)
     420     Cole National Group, Inc...............    11.25      10/01/01         462,000
     346     Guitar Center Management...............    11.00      07/01/06         380,600
     600     Michaels Stores, Inc...................    10.875     06/15/06         654,000
                                                                                -----------
                                                                                  1,496,600
                                                                                -----------

             Retail - Drug Stores (0.2%)
     135     Di Giorgio Corp........................    10.00      06/15/07         133,988
                                                                                -----------

             Retail - Food Chains (1.4%)
     750     Smith's Food & Drug Centers, Inc.......    11.25      05/15/07         888,750
                                                                                -----------

             Supermarkets (0.1%)
      75     Marsh Supermarket, Inc. - 144A*........     8.875     08/01/07          75,938
                                                                                -----------

             Telecommunications (0.4%)
     250     STC Broadcasting, Inc. - 144A*.........    11.00      03/15/07         270,313
                                                                                -----------

             Telephones (0.5%)
     250     Sprint Spectrum L.P....................    11.00      08/15/06         280,000
                                                                                -----------

             Transportation (1.0%)
     550     Moran Transportation Co................    11.75      07/15/04         618,750
                                                                                -----------

             Utilities (1.3%)
     250     California Energy......................    10.25      01/15/04         271,250
     490     Texas-New Mexico Power Co..............    10.75      09/15/03         531,253
                                                                                -----------
                                                                                    802,503
                                                                                -----------
             TOTAL CORPORATE BONDS
             (Identified Cost $21,244,541).................................      22,251,716
                                                                                -----------
NUMBER OF
 SHARES
---------
             CONVERTIBLE PREFERRED STOCKS (17.5%)
             Banks (0.6%)
  13,500     National Australia Bank, Ltd. $1.969 (Australia) (Units)++....         394,875
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
             Broadcast Media (0.7%)
   8,100     Evergreen Media Corp. $3.00 - 144A*...........................     $   453,600
                                                                                -----------

             Electric (1.7%)
  19,900     Houston Industries, Inc. $3.21................................       1,067,137
                                                                                -----------

             Financial (1.1%)
   2,300     Allstate Corp. $2.30 (3)......................................         112,987
   7,400     Morgan Stanley Group, Inc. $3.99 (4)+.........................         564,250
                                                                                -----------
                                                                                    677,237
                                                                                -----------

             Financial - Miscellaneous (0.5%)
  11,900     Automatic Common Exchange Security Trust II (The "TRACES")
             $1.55.........................................................         290,063
                                                                                -----------

             Financial Services (1.1%)
  16,400     Merrill Lynch & Co., Inc. $3.12 (5)...........................         393,600
   5,000     Penncorp Financial Group, Inc. $3.50 - 144A*..................         305,000
                                                                                -----------
                                                                                    698,600
                                                                                -----------

             Healthcare - HMOs (1.3%)
   7,800     Aetna Inc. $4.758.............................................         785,850
                                                                                -----------

             Healthcare Products & Services (0.6%)
   6,100     McKesson Corp. $2.50 - 144A*..................................         400,697
                                                                                -----------

             Hotels (0.6%)
   6,200     Host Marriott Financial Trust $3.375 - 144A*..................         388,343
                                                                                -----------

             Industrials (1.9%)
   5,600     Crown Cork & Seal Co., Inc. $1.885............................         272,300
   5,400     TCI Pacific Communications $5.00 (6)..........................         604,125
   8,300     Vanstar Financing Trust $3.375 - 144A*........................         325,070
                                                                                -----------
                                                                                  1,201,495
                                                                                -----------

             Insurance (0.6%)
  10,300     Salomon, Inc. $7.625 (7)......................................         367,586
                                                                                -----------

             Media Group (0.6%)
   4,900     SFX Broadcasting, Inc. (Series D) $3.25.......................         339,418
                                                                                -----------

             Medical Services (0.7%)
   7,700     Laboratory Corp of America (Series A) $4.25...................         435,050
                                                                                -----------

             Multi-Industry (0.6%)
   4,300     Daimler-Benz AG $1.00.........................................         374,100
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
             Oil & Gas Products (0.7%)
   4,700     Occidental Petroleum Corp. (Series A) $3.00 (8)...............     $   451,200
                                                                                -----------

             Oil - Integrated (0.6%)
   6,700     Unocal Corp. $3.125...........................................         386,925
                                                                                -----------

             Publishing (0.7%)
   6,700     Golden Books Financing Trust $4.375 - 144A*...................         403,052
                                                                                -----------

             Restaurants (0.7%)
   7,300     Apple South, Inc. $3.50 - 144A*...............................         462,039
                                                                                -----------

             Retail (1.0%)
  11,500     Kmart Financing I $3.875......................................         626,750
                                                                                -----------

             Telecommunications (0.8%)
  10,300     US West, Inc. (Series D) $2.25................................         486,675
                                                                                -----------

             Transportation (0.4%)
   3,700     HVIDE Capital Trust $3.25 - 144A*.............................         222,004
                                                                                -----------

             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Identified Cost $9,278,143)..................................      10,912,696
                                                                                -----------
NUMBER OF                                                          EXPIRATION
WARRANTS                                                             DATE
---------                                                          ----------
             WARRANT (0.0%)
             Entertainment/Gaming
   5,866     Fitzgeralds Gaming Corp. - 144A* (Identified Cost
             $26,397).........................................     12/19/98          11,732
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                               COUPON     MATURITY
THOUSANDS                                                RATE        DATE          VALUE
-------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (3.0%)
             REPURCHASE AGREEMENT
  $1,863     The Bank of New York (dated 07/31/97;
             proceeds $1,863,178) (a) (Identified
             Cost $1,862,880).......................     5.75%     08/01/97     $ 1,862,880
                                                                                -----------

             TOTAL INVESTMENTS
             (Identified Cost $56,273,058) (b).....................    99.0%     61,733,845

             OTHER ASSETS IN EXCESS OF LIABILITIES.................     1.0         633,260
                                                                       ----     -----------

             NET ASSETS............................................   100.0%    $62,367,105
                                                                      =====     ===========

---------------------

    *            Resale is restricted to qualified institutional investors.
    +            Issuer is an affiliate of the Fund's Manager, Dean Witter Services
                 Company Inc.
    ++           Consists of more than one class of securities traded together as a unit; bonds or stocks with attached warrants.
   (1)           Exchangeable into Boeing Co. common stock.
   (2)           Exchangeable into Johnson & Johnson Co. common stock.
   (3)           Exchangeable into PMI Group Inc. common stock.
   (4)           Exchangeable into Cisco Systems Inc. common stock.
   (5)           Exchangeable into Cox Communications Inc. common stock.
   (6)           Exchangeable into Tele-Communications (Class A) common stock.
   (7)           Exchangeable into Financial Security Assurance Holdings, Ltd. common stock.
   (8)           Exchangeable into Canadian Occidental Petroleum common stock.
 "TRACES"        Trust Automatic Common Exchange Securities of "Republic Industries
                 Inc."
   (a)           Collateralized by $600,000 Federal National Mortgage Assoc. 9.55% due
                 09/10/97 valued at $624,769, $223,724 Federal National Mortgage
                 Assoc. 7.17% due 06/29/01 valued at $227,770, $385,396 U.S. Treasury
                 Bond 7.25% due 05/15/16 valued at $428,095 and $600,000 U.S. Treasury
                 Bond 6.50% due 11/15/26 valued at $619,504.
   (b)           The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
                 $5,813,388 and the aggregate gross unrealized depreciation is
                 $352,601, resulting in net unrealized appreciation of $5,460,787.

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $56,273,058)............    $61,733,845
Receivable for:
    Investments sold......................        258,607
    Interest..............................        748,155
    Shares of beneficial interest sold....        133,225
    Dividends.............................         29,706
Deferred organizational expenses..........         26,498
Prepaid expenses..........................         43,535
                                              -----------
    TOTAL ASSETS..........................     62,973,571
                                              -----------
LIABILITIES:
Payable for:
    Investments purchased.................        472,126
    Plan of distribution fee..............         39,275
    Management fee........................         23,566
    Investment advisory fee...............         15,710
    Shares of beneficial interest
     repurchased..........................         13,060
Accrued expenses and other payables.......         42,729
                                              -----------
    TOTAL LIABILITIES.....................        606,466
                                              -----------
    NET ASSETS............................    $62,367,105
                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................     54,993,970
Net unrealized appreciation...............      5,460,787
Accumulated undistributed net investment
 income...................................        416,951
Accumulated undistributed net realized
 gain.....................................      1,495,397
                                              -----------
    NET ASSETS............................    $62,367,105
                                              ===========
CLASS A SHARES:
Net Assets................................        $11,107
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................            932
    NET ASSET VALUE PER SHARE.............         $11.92
                                              ===========
    MAXIMUM OFFERING PRICE PER SHARE
     (net asset value plus 4.44% of net
     asset value).........................         $12.45
CLASS B SHARES:
Net Assets................................     $5,014,682
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................        420,712
    NET ASSET VALUE PER SHARE.............         $11.92
                                              ===========
CLASS C SHARES:
Net Assets................................    $57,331,209
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................      4,808,601
    NET ASSET VALUE PER SHARE.............         $11.92
                                              ===========
CLASS D SHARES:
Net Assets................................        $10,107
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................            848
    NET ASSET VALUE PER SHARE.............         $11.92
                                              ===========
STATEMENT OF OPERATIONS
For the six months ended July 31, 1997* (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest..................................    $ 1,931,475
Dividends.................................        225,878
                                              -----------
    TOTAL INCOME..........................      2,157,353
                                              -----------
EXPENSES
Plan of distribution fee (Class C
 Shares)..................................        223,915
Management fee............................        134,472
Investment advisory fee...................         89,648
Professional fees.........................         31,033
Transfer agent fees and expenses..........         26,942
Shareholder reports and notices...........         24,752
Organizational expenses...................         19,737
Registration fees.........................         16,549
Trustees' fees and expenses...............         16,405
Other.....................................         15,704
                                              -----------
    TOTAL EXPENSES........................        599,157
                                              -----------
    NET INVESTMENT INCOME.................      1,558,196
                                              -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................      1,511,727
Net change in unrealized appreciation.....      1,933,693
                                              -----------
    NET GAIN..............................      3,445,420
                                              -----------
NET INCREASE..............................    $ 5,003,616
                                              ===========

---------------------

* Class A, Class B and Class D shares were issued July 28, 1997

                           SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            JULY 31,            ENDED
                                                             1997*         JANUARY 31, 1997
-------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.................................    $ 1,558,196        $  3,001,268
Net realized gain.....................................      1,511,727           3,798,985
Net change in unrealized appreciation.................      1,933,693             475,436
                                                          -----------        ------------

    NET INCREASE......................................      5,003,616           7,275,689
                                                          -----------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class C shares....................................     (1,584,575)         (3,008,077)

Net realized gain
    Class C shares....................................       (871,785)         (2,721,147)
                                                          -----------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.................     (2,456,360)         (5,729,224)
                                                          -----------        ------------

Net increase (decrease) from transactions in shares of
 beneficial interest..................................     (1,120,725)          1,763,514
                                                          -----------        ------------

    NET INCREASE......................................      1,426,531           3,309,979

NET ASSETS:
Beginning of period...................................     60,940,574          57,630,595
                                                          -----------        ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $416,951 and $443,330, respectively)..............    $62,367,105        $ 60,940,574
                                                          ===========        ============

---------------------

* Class A, Class B and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Income and Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to generate high total return by providing a high level of current income and the potential for capital appreciation. The Fund seeks to achieve its objective by investing in bonds or preferred stock convertible into common stock, other fixed income securities, common stocks and U.S. Government securities. The Fund was organized as a Massachusetts business trust on November 23, 1992 and commenced operations on March 31, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shareholders, other than shares which were acquired in exchange for shares of Funds for which Dean Witter Services Company Inc. serves as Manager and TCW Funds Management, Inc. serves as Adviser ("TCW/DW Funds") offered with a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees);

TCW/DW INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value. Distribution fees are charged directly to the respective class.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

TCW/DW INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of approximately $206,000 of which $200,000 have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of daily net assets not exceeding $500 million and 0.42% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.30% to the portion of daily net assets not exceeding $500 million and 0.28% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets,

TCW/DW INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B, and (iii) Class C -- 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and the preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that

TCW/DW INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $29,307,640 and $31,244,417 respectively.

Included in the aforementioned sales were sales of Morgan Stanley & Co. securities, an affiliate of the Manager since May 31, 1997, in the amount of $426,825, including realized gains of $45,774.

For the period May 31, 1997 through July 31, 1997, the Fund incurred brokerage commissions with Morgan Stanley & Co., Inc, in the amount of $213.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $862.

TCW/DW INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST+

Transactions in shares of beneficial interest were as follows:


                                                                          FOR THE SIX                       FOR THE YEAR
                                                                         MONTHS ENDED                           ENDED
                                                                         JULY 31, 1997                    JANUARY 31, 1997
                                                                  ---------------------------        ---------------------------
                                                                          (unaudited)
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
CLASS A SHARES*
Sold..........................................................           932     $     11,012                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS B SHARES*
Sold..........................................................         5,019           59,486                --               --
Redeemed......................................................          (565)          (6,716)               --               --
                                                                  ----------     ------------        ----------     ------------
Net increase--Class B.........................................         4,454           52,770                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS C SHARES
Sold..........................................................       711,394        8,111,459         1,635,756     $ 18,613,081
Reinvestment of dividends and distributions...................       179,834        2,043,565           431,286        4,808,760
Redeemed......................................................    (1,002,070)     (11,349,545)       (1,909,009)     (21,658,327)
                                                                  ----------     ------------        ----------     ------------
Net increase (decrease)--Class C..............................      (110,842)      (1,194,521)          158,033        1,763,514
                                                                  ----------     ------------        ----------     ------------
CLASS D SHARES*
Sold..........................................................           848           10,014                --               --
                                                                  ----------     ------------        ----------     ------------
Net increase (decrease) in Fund...............................      (104,608)    $ (1,120,725)          158,033     $  1,763,514
                                                                  ==========     ============        ==========     ============

---------------------
+ On July 28, 1997, 416,258, shares representing $4,916,004 were transferred to
  Class B.
* For the period July 28, 1997 (issue date) through July 31, 1997.

TCW/DW INCOME AND GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                                                                                     MARCH 31,
                                             FOR THE SIX                      FOR THE YEAR ENDED                       1993*
                                             MONTHS ENDED                        JANUARY 31,                          THROUGH
                                               JULY 31,           ---------------------------------------------     JANUARY 31,
                                                1997**              1997             1996             1995              1994
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....      $  11.42           $    11.13       $     9.77       $    10.98      $  10.00
                                               --------           ----------       ----------       ----------
Net investment income....................          0.37                 0.60             0.59             0.59          0.45
Net realized and unrealized gain
 (loss)..................................          0.60                 0.84             1.37            (1.20)         1.02
                                               --------           ----------       ----------       ----------
Total from investment operations.........          0.97                 1.44             1.96            (0.61)         1.47
                                               --------           ----------       ----------       ----------
Less dividends and distributions from:
   Net investment income.................         (0.30)               (0.60)           (0.60)           (0.55)        (0.39)
   Net realized gain.....................         (0.17)               (0.55)              --            (0.05)        (0.10)
                                               --------           ----------       ----------       ----------
Total dividends and distributions........         (0.47)               (1.15)           (0.60)           (0.60)        (0.49)
                                               --------           ----------       ----------       ----------
Net asset value, end of period...........      $  11.92           $    11.42       $    11.13       $     9.77      $  10.98
                                               ========           ==========       ==========       ==========
TOTAL INVESTMENT RETURN+.................          8.72%(1)            13.46%           20.52%           (5.59)%       15.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................          1.97%(2)             2.02%            2.21%            2.04%         1.57%(2)(3)
Net investment income....................          5.10%(2)             5.19%            5.41%            5.83%         5.62%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................       $57,331              $60,941          $57,631          $55,335       $64,370
Portfolio turnover rate..................            50%(1)              102%              79%              88%           84%(1)
Average commission rate paid.............       $0.0178              $0.0540               --               --            --

---------------------
 *   Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Dean Witter Services Company Inc serves as Manager and TCW Fund's Management, Inc. serves as Adviser ("TCW/DW Funds") offered with a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Manager and Investment Adviser had not reimbursed all expenses and waived the management fee, the above annualized expense and net investment income ratios would have been 2.00% and 5.18%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                   JULY 28, 1997*
                                                                                                                      THROUGH
                                                                                                                   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................................................................       $  11.81
                                                                                                                        ------
Net investment income..........................................................................................           0.01
Net realized and unrealized gain...............................................................................           0.10
                                                                                                                        ------
Total from investment operations...............................................................................           0.11
                                                                                                                        ------
Net asset value, end of period.................................................................................       $  11.92
                                                                                                                        ======
TOTAL INVESTMENT RETURN+.......................................................................................           0.93%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................................................................           1.49%(2)
Net investment income..........................................................................................          11.13%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................................................................            $11
Portfolio turnover rate........................................................................................             50%(1)
Average commission rate paid...................................................................................        $0.0178

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................................................................       $  11.81
                                                                                                                        ------
Net investment income..........................................................................................           0.01
Net realized and unrealized gain...............................................................................           0.10
                                                                                                                        ------
Total from investment operations...............................................................................           0.11
                                                                                                                        ------
Net asset value, end of period.................................................................................       $  11.92
                                                                                                                        ======
TOTAL INVESTMENT RETURN+.......................................................................................           0.93%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................................................................           1.98%(2)
Net investment income..........................................................................................          10.63%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................................................................         $5,015
Portfolio turnover rate........................................................................................             50%(1)
Average commission rate paid...................................................................................        $0.0178

---------------------
 * The date the shares were first issued. Class B participants holding shares prior to July 28, 1997 should refer to the Financial Highlights of Class C to obtain the historical per share and ratio information of their shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                   JULY 28, 1997*
                                                                                                                      THROUGH
                                                                                                                   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period...........................................................................       $  11.81
                                                                                                                      --------

Net investment income..........................................................................................           0.01

Net realized and unrealized gain...............................................................................           0.10
                                                                                                                      --------

Total from investment operations...............................................................................           0.11
                                                                                                                      --------

Net asset value, end of period.................................................................................       $  11.92
                                                                                                                      ========

TOTAL INVESTMENT RETURN+.......................................................................................           0.93%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................................................................           1.23%(2)

Net investment income..........................................................................................          11.39%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................................................................            $10

Portfolio turnover rate........................................................................................             50%(1)

Average commission rate paid...................................................................................        $0.0178

---------------------
 *  The date the shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

Kevin A. Hunter
Vice President

Mark L. Attanasio
Vice President

Melissa V. Weiler
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company, Inc.

ADVISER

TCW Funds Management, Inc.



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


------ ----
T C W / D W
------ ----

INCOME AND
GROWTH FUND

Semiannual Report
July 31, 1997